Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	Global X Funds
Central Index Key	0001432353
Amendment Flag	false
Document Creation Date	May 20, 2020
Document Effective Date	May 20, 2020
Prospectus Date	May 20, 2020
Entity Inv Company Type	N-1A
Global X Funds | Global X Emerging Markets Bond ETF | Global X Emerging Markets Bond ETF
Risk/Return:
Trading Symbol	EMBD